Statements of Operations	6 Months Ended
Jun. 30, 2023
Income Statement Related Disclosures [Abstract]
Statements of Operations

Note 5 - Statements of Operations

A.	Selling, general and administrative expenses

	Six months ended June 30,		Year ended December 31,
	2023	2022	2022
	U.S. Dollars (in thousands)
Selling (1)	17,910	18,840	38,249
General and administrative	6,127	5,611	11,250

	24,037	24,451	49,499

(1) Including shipping and handling costs	1,025	980	2,294

B.          Financial income (expenses), net

	Six months ended June 30,		Year ended December 31,
	2023	2022	2022
	U.S. Dollars (in thousands)
Interest income	11,838	2,488	8,648
Amortization of issuance costs of convertible notes	(547)	(547)	(1,094)
Other, net (1)	(427)	(1,081)	(864)

	10,864	860	6,690

(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	(172)	(871)	(351)